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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04963
                                   -----------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1189 Lancaster Avenue             Berwyn, Pennsylvania              19312
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                                  Kevin M. Ryan

 The Killen Group, Inc.   1189 Lancaster Avenue   Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                     ----------------------

Date of fiscal year end:       December 31, 2006
                          ---------------------------------

Date of reporting period:      March 31, 2006
                          ---------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


BERWYN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS -- 89.9%                                  VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 16.8%
   140,320    Courier Corp.                                       $  6,188,112
   110,600    IHOP Corp.                                             5,302,164
   183,600    Kenneth Cole Productions, Inc. - Class A               5,085,720
   317,123    La-Z-Boy, Inc.                                         5,391,091
   350,925    Monaco Coach Corp.                                     4,702,395
   294,000    Nautilus, Inc.                                         4,395,300
    60,000    Oakley, Inc.                                           1,021,200
   192,100    Russell Corp.                                          2,650,980
                                                                  ------------
                                                                    34,736,962
                                                                  ------------
              ENERGY -- 8.1%
   228,400    Callon Petroleum Co. +                                 4,800,968
   218,207    Gulf Island Fabrication, Inc.                          5,147,503
   251,950    Input/Output, Inc. +                                   2,446,435
   132,300    Southwestern Energy Co. +                              4,258,737
                                                                  ------------
                                                                    16,653,643
                                                                  ------------
              FINANCIALS -- 9.0%
   417,900    American Equity Investment Life Holding Co.            5,992,686
    61,943    CFS Bankcorp, Inc.                                       921,712
   138,973    FPIC Insurance Group, Inc. +                           5,214,267
   424,400    LaBranche & Co., Inc. +                                6,709,764
                                                                  ------------
                                                                    18,838,429
                                                                  ------------
              HEALTHCARE -- 9.5%
   127,500    LifePoint Hospitals, Inc. +                            3,960,150
 1,250,672    Microtek Medical Holdings, Inc. +                      4,352,339
    67,226    Quidel Corp. +                                           865,199
   251,100    RehabCare Group, Inc. +                                4,733,235
   106,679    Vital Signs, Inc.                                      5,828,940
                                                                  ------------
                                                                    19,739,863
                                                                  ------------
              INDUSTRIALS -- 19.2%
   262,500    Cooper Tire & Rubber Co.                               3,764,250
   238,566    Ducommun, Inc. +                                       5,296,165
   291,500    Ennis, Inc.                                            5,684,250
   122,470    Esterline Technologies Corp. +                         5,235,593
    49,750    Hardinge, Inc.                                           777,095
    91,984    MTS Systems Corp.                                      3,835,733
    28,500    Patrick Industries, Inc. +                               336,585
   269,000    Sensient Technologies, Inc.                            4,855,450
   203,500    SkyWest, Inc.                                          5,952,375
   101,300    YRC Worldwide, Inc. +                                  3,854,465
                                                                  ------------
                                                                    39,591,961
                                                                  ------------

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS -- 89.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY -- 18.3%
   307,300    Agilysys, Inc.                                      $  4,600,281
   859,700    CIBER, Inc. +                                          5,484,886
   239,650    Cohu, Inc.                                             5,085,373
   175,786    EPIQ Systems, Inc. +                                   3,341,692
   261,500    Neoware Systems, Inc. +                                7,740,400
   473,902    Tollgrade Communications, Inc. +                       7,037,444
   350,200    United Online, Inc.                                    4,496,568
                                                                  ------------
                                                                    37,786,644
                                                                  ------------
              MATERIALS -- 4.3%
   307,200    Hercules, Inc. +                                       4,239,360
   178,950    Westmoreland Coal Co. +                                4,697,437
                                                                  ------------
                                                                     8,936,797
                                                                  ------------
              REAL ESTATE -- 2.4%
   300,600    Equity Inns, Inc.                                      4,869,720
                                                                  ------------
              UTILITIES -- 2.3%
   289,500    Duquesne Light Holdings, Inc.                          4,776,750
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $155,965,630)             $185,930,769
                                                                  ------------


================================================================================
    SHARES    EXCHANGE TRADED FUNDS -- 1.6%                           VALUE
--------------------------------------------------------------------------------
    43,000    iShares Russell 2000 Value Index (Cost $2,840,355)  $  3,209,950
                                                                  ------------


================================================================================
    SHARES    MONEY MARKET FUNDS -- 8.8%                              VALUE
--------------------------------------------------------------------------------
 9,075,610    First American Government Obligation Fund -
               Class Y                                            $  9,075,610
 9,075,610    First American Prime Obligation Fund - Class Y         9,075,610
                                                                  ------------

              TOTAL MONEY MARKET FUNDS (Cost $18,151,220)         $ 18,151,220
                                                                  ------------

              TOTAL INVESTMENTS AT VALUE -- 100.3%
               (Cost $176,957,205)                                $207,291,939

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)         (613,289)
                                                                  ------------
              NET ASSETS -- 100.0%                                $206,678,650
                                                                  ============

+    Non-income producing security.

See accompanying notes to schedule of investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS -- 25.0%                                  VALUE
--------------------------------------------------------------------------------
              CONSUMER STAPLES -- 3.8%
    80,500    Campbell Soup Co.                                   $  2,608,200
    63,000    Coca-Cola Co.                                          2,637,810
    57,500    H.J. Heinz Co.                                         2,180,400
    79,897    Ingles Markets, Inc. - Class A                         1,411,780
                                                                  ------------
                                                                     8,838,190
                                                                  ------------
              ENERGY -- 1.2%
    48,500    Chevron Corp.                                          2,811,545
                                                                  ------------
              FINANCIALS -- 3.1%
   135,300    First Commonwealth Financial Corp.                     1,983,498
    59,500    JPMorgan Chase & Co.                                   2,477,580
   193,307    Medallion Financial Corp.                              2,603,845
                                                                  ------------
                                                                     7,064,923
                                                                  ------------
              HEALTHCARE -- 3.9%
    54,000    Abbott Laboratories                                    2,293,380
    25,100    AstraZeneca PLC - ADR                                  1,260,773
    51,000    GlaxoSmithKline PLC - ADR                              2,667,810
   108,500    Pfizer, Inc.                                           2,703,820
                                                                  ------------
                                                                     8,925,783
                                                                  ------------
              INDUSTRIALS -- 4.2%
    65,000    American Ecology Corp.                                 1,320,150
   145,000    Ennis, Inc.                                            2,827,500
    33,000    Gentex Corp.                                             575,850
    30,000    DaimlerChrysler AG                                     1,722,300
    92,700    Sonoco Products Co.                                    3,139,749
                                                                  ------------
                                                                     9,585,549
                                                                  ------------
              MATERIALS -- 2.9%
   158,664    Hawkins, Inc.                                          2,189,563
    46,749    Impala Platinum Holdings Ltd. - ADR                    2,208,717
    52,600    Lubrizol Corp. (The)                                   2,253,910
                                                                  ------------
                                                                     6,652,190
                                                                  ------------
              REAL ESTATE -- 1.0%
    52,950    Hospitality Properties Trust                           2,312,327
                                                                  ------------
              TELECOMMUNICATIONS SERVICES -- 1.1%
   192,069    SpectraLink Corp.                                      2,400,863
                                                                  ------------
              UTILITIES -- 3.8%
    60,400    Atmos Energy Corp.                                     1,590,332
    78,000    Cleco Corp.                                            1,741,740
    73,600    Great Plains Energy, Inc.                              2,071,840

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS -- 25.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              UTILITIES -- 3.8% (CONTINUED)
    47,235    MGE Energy, Inc.                                    $  1,561,117
    67,300    Vectren Corp.                                          1,775,374
                                                                  ------------
                                                                     8,740,403
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $50,340,451)              $ 57,331,773
                                                                  ------------


================================================================================
    SHARES    PREFERRED STOCKS -- 1.9%                                VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 1.0%
    95,200    Tommy Hilfiger USA, Inc. PFD A                      $  2,399,040
                                                                  ------------
              REAL ESTATE -- 0.9%
    17,100    Brandywine Realty Trust PFD C                            428,355
    50,600    Equity Inns, Inc. PFD B                                1,292,830
    11,650    Highwoods Properties, Inc. PFD B                         292,998
                                                                  ------------
                                                                     2,014,183
                                                                  ------------

              TOTAL PREFERRED STOCKS (Cost $4,466,929)            $  4,413,223
                                                                  ------------


================================================================================
    SHARES    EXCHANGE TRADED FUNDS -- 2.9%                           VALUE
--------------------------------------------------------------------------------
    62,300    iShares GS$ InvesTop Corporate Bond Fund
               (Cost $6,872,733)                                  $  6,562,682
                                                                  ------------

================================================================================
 PAR VALUE    CORPORATE BONDS -- 59.0%                                VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 5.2%
$  910,000    Constellation Brands, Inc. 8.625% 08/01/06          $    919,100
   700,000    Constellation Brands, Inc. 8.00% 02/15/08                724,500
 2,065,000    Hasbro, Inc. 6.15% 07/15/08                            2,084,917
 2,000,000    Hasbro, Inc. 6.60% 07/15/28                            1,920,984
 3,500,000    Wendy's International, Inc. 6.20% 06/15/14             3,444,567
 1,000,000    Wendy's International, Inc. 7.00% 12/15/25               968,767
 1,895,000    Woolworths Holdings Ltd. 8.50% 01/15/22                2,008,700
                                                                  ------------
                                                                    12,071,535
                                                                  ------------
              CONSUMER STAPLES -- 5.1%
   980,000    H.J. Heinz Co. 6.00% 03/15/12                            977,561
 2,914,000    Ingles Markets, Inc. 8.875% 12/01/11                   3,045,130
 4,430,000    Pantry, Inc. 7.75% 02/15/14                            4,507,525
 1,425,000    Service Corp. Intl. 6.50% 03/15/08                     1,432,125
   722,000    Service Corp. Intl. 7.70% 04/15/09                       745,465
   899,000    Service Corp. Intl. 7.70% 04/15/09                       928,217
                                                                  ------------
                                                                    11,636,023
                                                                  ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    CORPORATE BONDS -- 59.0% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
              ENERGY -- 2.4%
$4,608,000    Bristow Group, Inc. 6.125% 06/15/13                 $  4,331,520
 1,175,000    ConocoPhillips 7.125% 03/15/28                         1,199,766
                                                                  ------------
                                                                     5,531,286
                                                                  ------------
              FINANCIALS -- 7.0%
 1,500,000    Bear Stearns Cos., Inc. 3.25% 03/25/09                 1,416,134
 1,195,000    CIT Group, Inc. 4.75% 12/15/10                         1,156,785
 2,000,000    CIT Group, Inc. 5.00% 02/13/14                         1,898,230
 1,250,000    CIT Group, Inc. 5.125% 09/30/14                        1,194,854
 2,010,000    CNA Financial Corp. 6.75% 11/15/06                     2,025,507
 1,746,000    CNA Financial Corp. 6.60% 12/15/08                     1,791,621
 2,070,000    Equifax, Inc. 6.90% 07/01/28                           2,240,032
 4,300,000    Humana, Inc. 6.30% 08/01/18                            4,373,276
                                                                  ------------
                                                                    16,096,439
                                                                  ------------
              HEALTHCARE -- 8.8%
 3,555,000    Bausch & Lomb, Inc. 6.95% 11/15/07                     3,623,423
 4,670,000    Caremark Rx, Inc. 7.375% 10/01/06                      4,716,285
 3,727,000    Omnicare, Inc. 6.125% 06/01/13                         3,577,920
 3,913,000    Triad Hospitals, Inc. 7.00% 11/15/13                   3,854,305
 4,395,000    Valeant Pharmaceuticals Intl. 7.00% 12/15/11           4,351,050
                                                                  ------------
                                                                    20,122,983
                                                                  ------------
              INDUSTRIALS -- 8.4%
 4,693,000    Champion Enterprises, Inc. 7.625% 05/15/09             4,669,535
 4,596,000    Silgan Holdings, Inc. 6.75% 11/15/13                   4,596,000
 4,300,000    Southwest Airlines Co. 5.25% 10/01/14                  4,116,678
 1,000,000    Union Carbide Corp. 6.70% 04/01/09                     1,014,364
    13,000    Valmont Industries, Inc. 6.875% 05/01/14                  12,967
 4,625,000    Yellow Roadway Corp. 8.25% 12/01/08                    4,856,731
                                                                  ------------
                                                                    19,266,275
                                                                  ------------
              INFORMATION TECHNOLOGY -- 2.2%
 5,007,000    Agilysys, Inc. 9.50% 08/01/06                          5,037,397
                                                                  ------------
              MATERIALS -- 1.3%
 1,000,000    Alcoa, Inc. 6.00% 01/15/12                             1,020,502
   112,000    Hercules, Inc. 6.60% 08/01/27                            112,280
 1,790,000    Lubrizol Corp. 5.875% 12/01/08                         1,803,151
                                                                  ------------
                                                                     2,935,933
                                                                  ------------
              REAL ESTATE -- 1.1%
   604,000    Health Care REIT, Inc. 7.50% 08/15/07                    615,640
 2,000,000    Health Care REIT, Inc. 6.00%, 11/15/13                 1,963,560
                                                                  ------------
                                                                     2,579,200
                                                                  ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    CORPORATE BONDS -- 59.0% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
              TECHNOLOGY -- 2.6%
$1,680,000    FEI Co. 5.50% 08/15/08 CV                           $  1,663,200
 2,158,000    Itron, Inc. 7.75% 05/15/23                             2,217,345
 2,110,000    Photronics, Inc. 4.75% 12/15/06 CV                     2,091,537
                                                                  ------------
                                                                     5,972,082
                                                                  ------------
              TELECOMMUNICATIONS SERVICES -- 8.5%
    51,000    Anixter, Inc. 5.95% 03/01/15                              47,326
 2,000,000    Ameritech Capital Funding Corp. 6.875% 10/15/27        1,975,000
   462,000    AT&T Corp. 7.75% 03/01/07                                471,656
 1,893,000    AT&T Corp. 7.30% 11/15/11                              2,046,350
 1,000,000    BellSouth Corp. 6.875% 10/15/31                        1,033,444
 3,338,000    Cincinnati Bell, Inc. 8.375% 01/15/14                  3,392,242
 2,456,000    Comcast Corp. 5.30% 01/15/14                           2,335,214
 1,157,000    GTE Northwest, Inc. 6.30% 06/01/10                     1,167,964
 2,865,000    Nextel Communications, Inc. 7.375% 08/01/15            3,004,632
 1,200,000    Sprint Capital Corp. 6.875% 11/15/28                   1,238,081
 1,664,000    TCI Communications, Inc. 7.875% 02/15/26               1,824,421
 1,077,000    Verizon Florida, Inc. 6.125% 01/15/13                  1,066,488
                                                                  ------------
                                                                    19,602,818
                                                                  ------------
              UTILITIES -- 6.4%
 4,400,000    Black Hills Corp. 6.50% 05/15/13                       4,398,376
 4,000,000    Constellation Energy Group, Inc. 4.55% 06/15/15        3,638,704
 1,000,000    PSEG Power, Inc. 6.375% 05/01/08                       1,017,921
   703,000    PSEG Power, Inc. 7.75% 04/15/11                          763,749
 2,955,000    PSEG Power, Inc. 5.50% 12/01/15                        2,868,256
 1,884,000    PSI Energy, Inc. 6.52% 03/15/09                        1,931,654
                                                                  ------------
                                                                    14,618,660
                                                                  ------------

              TOTAL CORPORATE BONDS (Cost $138,355,093)           $135,470,631
                                                                  ------------


================================================================================
 PAR VALUE    U.S. GOVERNMENT BONDS -- 7.2%                           VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY BONDS -- 2.2%
$3,000,000    7.50% 11/15/16                                      $  3,625,077
 1,000,000    9.00% 11/15/18                                         1,369,219
                                                                  ------------
                                                                     4,994,296
                                                                  ------------
              U.S. TREASURY NOTES -- 5.0%
 3,000,000    3.375% 02/15/08                                        2,921,952
 3,000,000    3.375% 10/15/09                                        2,859,726
 3,000,000    4.00% 11/15/12                                         2,855,391
 3,000,000    4.00% 02/15/15                                         2,811,444
                                                                  ------------
                                                                    11,448,513
                                                                  ------------

              TOTAL U.S. GOVERNMENT BONDS (Cost $17,023,177)      $ 16,442,809
                                                                  ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    MONEY MARKET FUNDS -- 2.9%                              VALUE
--------------------------------------------------------------------------------
 3,339,815    First American Government Obligation Fund -
               Class Y                                            $  3,339,815
 3,339,815    First American Prime Obligation Fund - Class Y         3,339,815
                                                                  ------------
              TOTAL MONEY MARKET FUNDS (Cost $6,679,630)          $  6,679,630
                                                                  ------------

              TOTAL INVESTMENTS AT VALUE -- 98.9%
               (Cost $223,738,013)                                $226,900,748

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%          2,646,822
                                                                  ------------

              NET ASSETS -- 100.0%                                $229,547,570
                                                                  ============


ADR   American Depositary Receipt.
CV   Convertible Bond.

See accompanying notes to schedule of investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS -- 83.4%                                  VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 17.9%
     2,950    Best Buy Co., Inc.                                  $    164,994
     5,895    BJ's Wholesale Club, Inc. +                              185,751
     5,285    Ethan Allen Interiors, Inc.                              222,076
     5,395    Mattel, Inc.                                              97,811
    32,270    Rite Aid Corp. +                                         129,080
     6,315    Saks, Inc. +                                             121,880
     5,230    Talbots, Inc. (The)                                      140,530
                                                                  ------------
                                                                     1,062,122
                                                                  ------------
              CONSUMER STAPLES -- 6.0%
     6,175    Campbell Soup Co.                                        200,070
     4,225    H.J. Heinz Co.                                           160,212
                                                                  ------------
                                                                       360,282
                                                                  ------------
              ENERGY -- 8.3%
     4,005    Chevron Corp.                                            232,170
     5,935    Noble Energy, Inc.                                       260,665
                                                                  ------------
                                                                       492,835
                                                                  ------------
              FINANCIALS -- 7.3%
    11,055    UnumProvident Corp.                                      226,407
     4,270    Webster Financial Corp.                                  206,924
                                                                  ------------
                                                                       433,331
                                                                  ------------
              HEALTHCARE -- 10.8%
     2,915    Abbott Laboratories                                      123,800
     5,345    Baxter International, Inc.                               207,439
     1,800    Johnson & Johnson                                        106,596
     8,240    Pfizer, Inc.                                             205,341
                                                                  ------------
                                                                       643,176
                                                                  ------------
              INDUSTRIALS -- 13.7%
     4,565    CSX Corp.                                                272,987
     2,180    General Dynamics Corp.                                   139,476
     8,130    TRW Automotive Holdings Corp. +                          189,429
     6,040    Waste Management, Inc.                                   213,212
                                                                  ------------
                                                                       815,104
                                                                  ------------
              INFORMATION TECHNOLOGY -- 10.2%
     7,025    Hewlett-Packard Co.                                      231,123
    13,235    QLogic Corp. +                                           256,097
     4,995    Sabre Holdings Corp. - Class A                           117,532
                                                                  ------------
                                                                       604,752
                                                                  ------------
              MATERIALS -- 4.3%
     5,970    Lubrizol Corp. (The)                                     255,815
                                                                  ------------

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS -- 83.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              UTILITIES -- 4.9%
     2,060    Dominion Resources, Inc.                            $    142,202
     3,340    Progress Energy, Inc.                                    146,893
                                                                  ------------
                                                                       289,095
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $4,362,430)               $  4,956,512
                                                                  ------------


================================================================================
    SHARES    EXCHANGE TRADED FUNDS -- 6.7%                           VALUE
--------------------------------------------------------------------------------
     2,705    iShares S&P MidCap 400/BARRA Value Index Fund          $ 207,338
     2,380    iShares S&P MidCap 400 Index Fund                        188,710
                                                                  ------------

              TOTAL EXCHANGE TRADED FUNDS (Cost $337,682)            $ 396,048
                                                                  ------------


================================================================================
    SHARES    MONEY MARKET FUNDS -- 9.7%                              VALUE
--------------------------------------------------------------------------------
   287,580    First American Government Obligation Fund -
               Class Y                                            $    287,580
   287,580    First American Prime Obligation Fund - Class Y           287,580
                                                                  ------------

              TOTAL MONEY MARKET FUNDS (Cost $575,160)            $    575,160
                                                                  ------------

              TOTAL INVESTMENTS AT VALUE -- 99.8%
               (Cost $5,275,272)                                  $  5,927,720

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%             13,726
                                                                  ------------

              NET ASSETS -- 100.0%                                $  5,941,446
                                                                  ============

+    Non-income producing security.

See accompanying notes to schedule of investments.

BERWYN FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)



1. SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds' investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

At March 31, 2006, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:



                                                                      Berwyn
                                    Berwyn       Berwyn Income     Cornerstone
                                     Fund            Fund             Fund
                                -------------    -------------    -------------

Cost of portfolio investments   $ 177,020,803    $ 223,755,801    $   5,277,244
                                =============    =============    =============

Gross unrealized appreciation   $  38,413,802    $   8,458,322    $     753,031

Gross unrealized depreciation      (8,142,666)      (5,313,375)        (102,555)
                                -------------    -------------    -------------

Net unrealized appreciation     $  30,271,136    $   3,144,947    $     650,476
                                =============    =============    =============



The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Robert E. Killen
                           ------------------------------------------------

                           Robert E. Killen, President


Date          May 12, 2006
      ------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Robert E. Killen
                           ------------------------------------------------

                           Robert E. Killen, President

Date          May 12, 2006
      ------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           ------------------------------------------------

                           Mark J. Seger, Treasurer

Date          May 12, 2006
      ------------------------------------


* Print the name and title of each signing officer under his or her signature.